Goodwill and Intangible Assets - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Finite-Lived Intangible Assets [Line Items]
Gross	$ 56,037	$ 36,867	$ 32,436
Accumulated Amortization	19,617	16,909	14,721
Net Carrying Amount	36,420	19,958	17,715
Patents
Finite-Lived Intangible Assets [Line Items]
Gross	31,852	29,115	24,986
Accumulated Amortization	11,661	9,834	8,035
Net Carrying Amount	$ 20,191	$ 19,281	$ 16,951
Weighted- Average Lives	10 years	10 years	10 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	$ 6,193	$ 5,462	$ 5,205
Accumulated Amortization	5,823	5,335	4,946
Net Carrying Amount	$ 370	$ 127	$ 259
Weighted- Average Lives	9 years	9 years	9 years
Completed technology
Finite-Lived Intangible Assets [Line Items]
Gross	$ 17,150	$ 1,650	$ 1,650
Accumulated Amortization	2,028	1,650	1,650
Net Carrying Amount	$ 15,122	0
Weighted- Average Lives	12 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross	$ 810	608	563
Accumulated Amortization	73	58	58
Net Carrying Amount	$ 737	550	505
Weighted- Average Lives	5 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross	$ 32	32	32
Accumulated Amortization	32	32	$ 32
Net Carrying Amount	$ 0	$ 0